Report Of The Directors Financial Review Risk Report - Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’ (Details) - USD ($)
$ in Millions
	Jun. 30, 2023	Dec. 31, 2022
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	$ 959,558	$ 923,561
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	100,921	104,475
Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	131,250	109,066
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	959,558	923,561
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	100,921	104,475
Gross carrying value | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	2,032,540	1,994,486
Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	971,296	935,008
Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – personal
Disclosure of credit risk exposure [line items]
Financial assets	453,447	414,882
Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	441,258	453,202
Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	76,591	66,924
Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	59,588	80,964
Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	28,371	49,633
Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	29,679	29,614
Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	1,538	1,717
Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	100,995	104,544
Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	1,151	257
Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	1,072,291	1,039,552
Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	60,739	81,221
Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	1,133,030	1,120,773
Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(12,800)	(12,600)
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(12,301)	(12,009)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(11,738)	(11,447)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(3,026)	(2,870)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(8,401)	(8,320)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	(311)	(257)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(377)	(388)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(148)	(210)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(224)	(173)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	(5)	(5)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(74)	(69)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(2)	(4)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(11,812)	(11,516)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(379)	(392)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(12,191)	(11,908)
Banking business in Canada | Gross carrying value | Debt instruments measured at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	56,300
Banking business in Canada | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	56,178	55,431
Banking business in Canada | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	26,908	26,637
Banking business in Canada | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	27,732	27,128
Banking business in Canada | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	1,538	1,666
Banking business in Canada | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	76	100
Banking business in Canada | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	56,254	55,531
Banking business in Canada | Allowance for ECL | Debt instruments measured at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(200)
Banking business in Canada | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(247)	(234)
Banking business in Canada | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(87)	(75)
Banking business in Canada | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(155)	(154)
Banking business in Canada | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	(5)	(5)
Banking business in Canada | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Banking business in Canada | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(247)	(234)
Retail banking operations in France | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	25,121
Retail banking operations in France | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	22,691
Retail banking operations in France | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	2,379
Retail banking operations in France | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	51
Retail banking operations in France | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	25,121
Retail banking operations in France | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(92)
Retail banking operations in France | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	(88)
Retail banking operations in France | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	(4)
Retail banking operations in France | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(92)
Other | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	3,410	412
Other | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	1,463	305
Other | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	1,947	107
Other | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	1,075	157
Other | Gross carrying value | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	4,485	569
Other | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(130)	(62)
Other | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(61)	(47)
Other | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(69)	(15)
Other | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(2)	(4)
Other | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	$ (132)	$ (66)